Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ 2,767,821	$ (32,110,924)	$ (41,073,132)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization expenses	6,258,055	7,152,958	8,855,750
Provision for (reversal of) credit losses	(310,012)	2,740,639	26,297
Share-based compensation	707,000
Loss (gain) on disposal of property, plant and equipment	9,243	92,172	(18,796)
Amortization of debt issuance cost		7,098	235,686
Inventory write-down	2,233,452	3,644,243	6,341,957
Loss (gain) on short-term investment	3,656,520		(1,366)
Deferred income taxes	(2,845,588)	8,627,604	(132,767)
Impairment of property, plant and equipment	3,109,922
Noncash lease expenses	1,066,838	659,082	286,774
Changes in assets and liabilities:
Accounts receivable, net	333,888	(1,351,955)	13,251,422
Notes receivable	775,206	(724,627)
Inventories, net	(5,392,810)	9,725,152	49,197,114
Advances to suppliers	(818,666)	(3,601,544)	1,554,824
VAT recoverable	(3,799,426)	1,429,649	(6,118,957)
Prepayments and other current assets, net	(2,951,664)	3,287,612	(48,399)
Other assets	(51,928)
Accounts payable	559,817	(9,234,394)	(31,546,450)
Notes payable	(1,100,792)	1,028,971	(7,688,440)
Income taxes payable	13,790	(660)	(7,817,075)
Advances from customers	51,792	(204,926)	(980,958)
Accrued liabilities and other payables	(18,342,211)	(6,993,438)	2,416,318
NET CASH USED IN OPERATING ACTIVITIES	(14,069,753)	(15,827,288)	(13,260,198)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property, plant and equipment	(6,153,759)	(10,833,436)	(5,832,609)
Purchases of intangible assets	(2,365,495)	(11,927,846)
Proceeds from disposal of property, plant and equipment		362,314	25,764
Cash paid for short-term investments	(472,357,646)	(79,915,000)	(130,906)
Collections from short-term investment	474,365,880	39,080,000	128,520
Proceeds from sale of subsidiary, net of cash disposed of		53,435
NET CASH USED IN INVESTING ACTIVITIES	(6,511,020)	(63,180,533)	(5,809,231)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from short-term loans		765,967	7,068,283
Repayment of short-term loans	(771,629)	(4,871,795)	(14,115,485)
Repayment of long-term loan			(8,333,333)
Proceeds from related party loans		9,631,014	27,366,576
Repayment to related parties	(5,671,902)	(27,657,811)	(3,438,258)
Proceeds from issuance of ordinary shares	254,727,705	114,191,595
NET CASH PROVIDED BY FINANCING ACTIVITIES	248,284,174	92,058,970	8,547,783
EFFECT OF FOREIGN EXCHANGE ON CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(900,550)	(4,705,565)	(3,181,463)
NET INCREASE (DECREASE) IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	226,802,851	8,345,584	(13,703,109)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF YEAR	14,123,751	5,778,167	19,481,276
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT END OF YEAR	240,926,602	14,123,751	5,778,167
Cash paid for:
Interest	4,382	1,493,469	1,323,827
Income taxes	928	293,028	8,119,721
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Liabilities assumed in connection with purchase of property, plant and equipment	3,318,477	5,731,084	3,010,849
Liabilities assumed in connection with purchase of intangible assets	366,407	7,951,897
Operating lease right-of-use asset obtained in exchange for operating lease liability	3,387,501	192,395	1,142,321
Transfer from other assets to property, plant and equipment		4,454,011	1,048
Reconciliation of cash, cash equivalents and restricted cash to the consolidated balance sheets
Cash and cash equivalents	239,872,316	13,669,439	3,464,262
Restricted cash, current	171,156	406,857	2,270,588
Restricted cash, non-current	883,130	47,455	43,317
Total cash, cash equivalents and restricted cash	$ 240,926,602	$ 14,123,751	$ 5,778,167